SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	$ 549,543,359	$ 228,249,512	$ 141,968,182	$ 343,994,679
Restricted cash	439,961,661	451,153,156
Bank borrowings due within one year	725,512,738	778,512,504
Operating cash flow	265,105,593	229,548,624	(147,758,937)
Allowance for doubtful receivables
Receivable from Sinosure recorded in prepaid expenses and other current assets	$ 643,457	$ 451,898	$ 9,515,899